UNITED SATATES
              SECURITIES AND EXCHANGE COMMISSION
                       Washington DC 20549

                           FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                     MANAGEMENT INVESTMENT COMPANIES


          Investment Company Act file number:  811-08763

          Name of registrant: MH Elite Portfolio of Funds, Inc.

          Address: 220 Russell Avenue
                   Rahway, NJ 07065

          Agent for service: MH Elite Portfolio of Funds, Inc.
                             220 Russell Avenue
                             Rahay, NJ 07065

          Registrants telephone number: 1-800-318-7969

          Date of fiscal year end: December 31, 2005

          Reporting period:  July 1, 2005 through June 30, 2006





                             PROXY VOTING RECORD

-------------------------------------------------------------------------------

MH ELite Small Cap Fund of Funds
--------------------------------

RS Partners

Exchange Ticker Symbol:   RSPFX          CUSIP:  74972H408

Shareholder Meeting Date: 03/30/05

                                           Proposed by
Proposal                                         Security  MH Elite   Mgmt
                                         Issuer   Holder    Voted     Recd
---------------------------------------  ------  --------  --------   ----
To Elect Trustees			   X                  No


--------------------------------------------------------------------------


MH Elite Fund of Funds
----------------------

Dodge and Cox Stock


Exchange Ticker Symbol:   DODGX            CUSIP:   256219106

Shareholder Meeting Date: 12/02/05


                                           Proposed by
Proposal                                         Security   MH Elite   Mgmt
                                         Issuer   Holder     Voted     Recd
---------------------------------------  ------  --------  ---------   ----
To elect nine Trustees                      X                  No


---------------------------------------------------------------------------

Excelsior Value & Restructuring

Exchange Ticker Symbol:   UMBIX             CUSIP:   300722782

Shareholder Meeting Date: 06/28/06


                                           Proposed by
Proposal                                         Security   MH Elite   Mgmt
                                         Issuer   Holder     Voted     Recd
---------------------------------------  ------  --------   --------   ----
Elect a Trustees/Directors                  X                  No

----------------------------------------------------------------------------

MH Elite Select Portfolio of Funds
----------------------------------

There were no matters relating to a portfolio security considered at any shareholder meetings held during the reporting period and with respect to which the registrant was entitled to vote.



                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.




(Registrant)    MH Elite Portfolio of Funds, Inc.

By (Signature and Title)    /s/ Jeff Holcombe

                                Jeff Holcombe Vice President


Date: August 30, 2006